Income Tax and Social contribution - Schedule of Breakdown of Deferred Income Tax and Social Contribution (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	R$ (526,653)	R$ (453,023)
Net deferred tax (liabilities)	(443,894)	(326,911)
Provision for tax civil and labor risks [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	27,524	17,746
Deferred revenue of TudoAzul program [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	(132,740)	(109,698)
Aircraft lease expense [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	(167,972)	(233,057)
Depreciation of aircraft and engines [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	(33,973)	(55,258)
Exchange rate [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	(13,397)	(11,338)
Deferred gain related to aircraft sold [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	34,241	49,270
Cash flow hedge reserve
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	52,349	4,994
Fair value of TAP convertible bonds [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	(274,520)	(147,418)
Provision for onerous contract [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	24,628	23,442
Financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	(73,735)	(688)
Fair value of aircraft [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	(397)	(428)
Fair value of slots [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	(27,947)	(27,947)
Other on business combination fair value adjustment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	(2,707)	(4,276)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	61,993	41,633
Deferred tax assets on net operating losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets on net operating losses	R$ 82,759	R$ 126,112